Stock-Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Jun. 30, 2023	Apr. 26, 2023	Feb. 10, 2023
Stock-Based Compensation
Number of shares created				600,000
RSAs
Stock-Based Compensation
Number of shares created					600,000
Stock-based compensation	$ 0	$ 1,400,000	$ 216,000